Schedule of operating leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023
Leases
Right-of-use assets	$ 18	¥ 124	¥ 575
Lease liability – current			458
Lease liability – non-current			99
Total lease liability			¥ 557
Weighted average remaining lease term (years)	2 months 1 day	2 months 1 day	1 year 2 months 4 days	2 months 1 day
Weighted average discount rate	3.95%	3.95%	3.95%	4.75%